COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 07, 2020
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit	$ 0.35	$ 0.35
Deferred underwriting fee payable	$ 12,075,000	$ 12,075,000	$ 12,075,000
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit	$ 0.20	$ 0.20
Deferred underwriting fee payable	$ 6,900,000	$ 6,900,000	$ 6,900,000